STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM

SPDR® S&P MIDCAP 400® ETF TRUST

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2017

"Standard & Poor's®," "S&P®," "SPDR®," "S&P MidCap 400®," "Standard & Poor's MidCap 400 IndexTM," "S&P MidCap400 IndexTM" and "Standard & Poor's MidCap 400 Depositary ReceiptsTM" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC ("S&P") and sublicensed for use by State Street Global Advisors Funds Distributors, LLC (formerly known as State Street Global Markets, LLC). SPDR S&P MidCap 400 ETF Trust (the "Trust") is permitted to use these trademarks pursuant to a sublicense from State Street Advisors Funds Distributors, LLC. The Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P MidCap 400 ETF Trust
Trust Overview
September 30, 2017

INVESTMENT OBJECTIVE:

To replicate the total return of the S&P MidCap 400 IndexTM (the "Index").

INVESTMENT STRATEGY:

The SPDR S&P MidCap 400 ETF Trust (the "Trust") holdings are comprised of the 400 stocks in the Index. The Trust is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The Trust seeks to match the total return of the Index. To accomplish its investment objective, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the Index are owned by the Trust in their approximate market capitalization weight. This replication approach is intended to result in low expected tracking error of the Trust relative to the Index.

The Trust is not actively managed. Rather, the Trust attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Trust will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Trust's return to be lower than if the Trust employed an active strategy.

While the Trust is intended to track the performance of the Index as closely as possible (i.e., to achieve a high degree of correlation with the Index), the Trust's return may not match or achieve a high degree of correlation with the return of the Index due to expenses and transaction costs incurred in adjusting the portfolio of all of the common stocks of the Index. In addition, it is possible that the Trust may not always fully replicate the performance of the Index due to the unavailability of certain component stocks of the Index in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2017

Common Stock	Shares	Value
3D Systems Corp.*	1,272,409	$17,037,556
Aaron's, Inc.	695,845	30,359,717
ABIOMED, Inc.*	468,411	78,974,095
Acadia Healthcare Co., Inc.*	913,194	43,614,145
ACI Worldwide, Inc.*	1,319,713	30,063,062
Acxiom Corp.*	890,432	21,940,244
Adtalem Global Education, Inc.	694,012	24,880,330
AECOM*	1,752,033	64,492,334
AGCO Corp.	737,245	54,386,563
Akorn, Inc.*	1,047,434	34,764,335
Alexander & Baldwin, Inc.	516,641	23,935,977
Alleghany Corp.*	172,608	95,626,558
Allegheny Technologies, Inc.*	1,217,280	29,092,992
Allscripts Healthcare Solutions, Inc.*	2,019,246	28,733,871
AMC Networks, Inc., Class A*	582,266	34,045,093
American Campus Communities, Inc.	1,525,255	67,340,008
American Eagle Outfitters, Inc.	1,880,446	26,890,377
American Financial Group, Inc.	767,599	79,408,117
AptarGroup, Inc.	701,255	60,525,319
Aqua America, Inc.	1,986,152	65,920,385
ARRIS International PLC*	1,973,442	56,223,362
Arrow Electronics, Inc.*	986,759	79,345,291
Ashland Global Holdings, Inc.	697,656	45,619,726
Aspen Insurance Holdings Ltd.	669,056	27,029,863
Associated Banc-Corp.	1,692,018	41,031,437
Atmos Energy Corp.	1,185,820	99,419,149
AutoNation, Inc.*	729,888	34,640,484
Avis Budget Group, Inc.*	813,168	30,949,174
Avnet, Inc.	1,375,857	54,071,180
Avon Products, Inc.*	4,918,652	11,460,459
BancorpSouth, Inc.	946,467	30,334,268
Bank of Hawaii Corp.	476,895	39,753,968
Bank of the Ozarks	1,357,612	65,233,257
Bed Bath & Beyond, Inc.	1,611,253	37,816,108
Belden, Inc.	472,905	38,083,040
Bemis Co., Inc.	1,015,202	46,262,755
Big Lots, Inc.	494,290	26,479,115
Bio-Rad Laboratories, Inc., Class A*	224,863	49,969,056
Bio-Techne Corp.	417,385	50,457,673
Bioverativ, Inc.*	1,209,232	69,010,870

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2017

Common Stock	Shares	Value
Black Hills Corp.	597,862	$41,174,756
Blackbaud, Inc.	537,324	47,177,047
Boston Beer Co., Inc., Class A*	99,716	15,575,639
Brinker International, Inc.	547,049	17,428,981
Brink's Co.	564,379	47,548,931
Broadridge Financial Solutions, Inc.	1,302,192	105,243,157
Brocade Communications Systems, Inc.	4,625,679	55,276,864
Brown & Brown, Inc.	1,297,362	62,519,875
Brunswick Corp.	991,891	55,516,139
Buffalo Wild Wings, Inc.*	173,291	18,316,859
Cable One, Inc.	52,434	37,863,640
Cabot Corp.	695,722	38,821,288
CalAtlantic Group, Inc.	850,141	31,140,665
Callon Petroleum Co.*	2,247,644	25,263,518
Camden Property Trust	1,033,235	94,489,341
Carlisle Cos., Inc.	706,264	70,831,217
Carpenter Technology Corp.	522,756	25,107,970
Cars.com, Inc.*	800,175	21,292,657
Carter's, Inc.	534,786	52,810,117
Casey's General Stores, Inc.	427,501	46,789,984
Catalent, Inc.*	1,468,551	58,624,556
Cathay General Bancorp	849,033	34,131,127
CDK Global, Inc.	1,472,542	92,902,675
Charles River Laboratories International, Inc.*	532,102	57,477,658
Cheesecake Factory, Inc.	488,758	20,586,487
Chemical Financial Corp.	795,393	41,567,238
Chemours Co.	2,066,081	104,564,359
Churchill Downs, Inc.	144,703	29,837,759
Ciena Corp.*	1,584,971	34,821,813
Cinemark Holdings, Inc.	1,184,925	42,906,134
Cirrus Logic, Inc.*	713,307	38,033,530
Clean Harbors, Inc.*	581,472	32,969,463
CNO Financial Group, Inc.	1,889,669	44,104,874
Cognex Corp.	967,878	106,737,586
Coherent, Inc.*	275,374	64,759,703
Commerce Bancshares, Inc.	999,763	57,756,309
Commercial Metals Co.	1,294,413	24,632,679
CommVault Systems, Inc.*	473,260	28,774,208
Compass Minerals International, Inc.	378,143	24,541,480
CONSOL Energy, Inc.*	2,314,758	39,212,000

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2017

Common Stock	Shares	Value
Convergys Corp.	1,042,872	$26,999,957
Cooper Tire & Rubber Co.	583,475	21,821,965
Copart, Inc.*	2,240,343	77,000,589
Core Laboratories NV	493,151	48,674,004
CoreCivic, Inc.	1,321,244	35,369,702
CoreLogic, Inc.*	946,300	43,737,986
CoreSite Realty Corp.	382,267	42,775,677
Corporate Office Properties Trust	1,112,043	36,508,372
Cousins Properties, Inc.	4,695,530	43,856,250
Cracker Barrel Old Country Store, Inc.	268,801	40,755,608
Crane Co.	566,391	45,305,616
Cree, Inc.*	1,092,122	30,786,919
Cullen/Frost Bankers, Inc.	653,461	62,026,518
Curtiss-Wright Corp.	493,465	51,586,831
Cypress Semiconductor Corp.	3,717,222	55,832,675
CyrusOne, Inc.	1,020,648	60,146,787
Dana, Inc.	1,617,558	45,226,921
DCT Industrial Trust, Inc.	1,040,614	60,272,362
Dean Foods Co.	1,016,433	11,058,791
Deckers Outdoor Corp.*	357,751	24,473,746
Deluxe Corp.	540,598	39,442,030
Diamond Offshore Drilling, Inc.*	721,056	10,455,312
Dick's Sporting Goods, Inc.	946,445	25,563,480
Diebold Nixdorf, Inc.	844,214	19,290,290
Dillard's, Inc., Class A	234,881	13,169,778
Domino's Pizza, Inc.	539,493	107,116,335
Domtar Corp.	699,746	30,361,979
Donaldson Co., Inc.	1,465,532	67,326,540
Douglas Emmett, Inc.	1,711,696	67,475,056
Dril-Quip, Inc.*	423,029	18,676,730
DST Systems, Inc.	676,491	37,125,826
Dun & Bradstreet Corp.	413,181	48,098,400
Dunkin' Brands Group, Inc.	1,008,897	53,552,253
Dycom Industries, Inc.*	347,464	29,840,209
Eagle Materials, Inc.	542,207	57,853,487
East West Bancorp, Inc.	1,615,333	96,564,606
Eaton Vance Corp.	1,285,502	63,465,234
Edgewell Personal Care Co.*	636,936	46,349,833
Education Realty Trust, Inc.	818,334	29,402,740
EMCOR Group, Inc.	661,624	45,903,473

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2017

Common Stock	Shares	Value
Endo International PLC*	2,246,771	$19,243,593
Energen Corp.*	1,086,665	59,418,842
Energizer Holdings, Inc.	691,295	31,834,135
EnerSys	485,223	33,562,875
Ensco PLC, Class A	3,397,317	20,281,983
EPR Properties	716,484	49,967,594
Esterline Technologies Corp.*	294,907	26,585,866
FactSet Research Systems, Inc.	438,571	78,991,023
Fair Isaac Corp.	342,443	48,113,241
Federated Investors, Inc., Class B	1,066,116	31,663,645
First American Financial Corp.	1,237,862	61,855,964
First Horizon National Corp.	2,617,758	50,130,065
First Industrial Realty Trust, Inc.	1,339,870	40,316,689
First Solar, Inc.*	910,555	41,776,263
Flowers Foods, Inc.	2,059,627	38,741,584
FNB Corp.	3,613,695	50,700,141
Fortinet, Inc.*	1,689,905	60,566,195
Frontier Communications Corp.	878,058	10,352,303
Fulton Financial Corp.	1,955,843	36,672,056
GameStop Corp., Class A	1,132,133	23,389,868
GATX Corp.	432,667	26,634,980
Genesee & Wyoming, Inc., Class A*	687,839	50,906,964
Gentex Corp.	3,192,443	63,210,371
Genworth Financial, Inc., Class A*	5,580,430	21,484,655
Geo Group, Inc.	1,386,681	37,301,719
Globus Medical, Inc., Class A*	807,230	23,990,876
Graco, Inc.	626,036	77,434,393
Graham Holdings Co., Class B	51,731	30,267,808
Granite Construction, Inc.	445,425	25,812,379
Great Plains Energy, Inc.	2,411,051	73,054,845
Greif, Inc., Class A	288,837	16,908,518
Gulfport Energy Corp.*	1,839,695	26,381,226
Hain Celestial Group, Inc.*	1,159,333	47,706,553
Halyard Health, Inc.*	523,136	23,556,814
Hancock Holding Co.	947,427	45,902,839
Hanover Insurance Group, Inc.	473,842	45,929,505
Hawaiian Electric Industries, Inc.	1,216,220	40,585,262
Healthcare Realty Trust, Inc.	1,384,031	44,759,563
HealthSouth Corp.	1,103,861	51,163,958
Helen of Troy Ltd.*	304,377	29,494,131

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2017

Common Stock	Shares	Value
Herman Miller, Inc.	668,600	$24,002,740
Highwoods Properties, Inc.	1,154,182	60,121,341
Hill-Rom Holdings, Inc.	736,551	54,504,774
HNI Corp.	492,961	20,443,093
HollyFrontier Corp.	1,981,983	71,291,929
Home BancShares, Inc.	1,766,937	44,562,151
Hospitality Properties Trust	1,836,519	52,322,426
HSN, Inc.	357,281	13,951,823
Hubbell, Inc.	611,569	70,954,235
Huntington Ingalls Industries, Inc.	507,661	114,954,757
IDACORP, Inc.	563,372	49,537,300
IDEX Corp.	854,445	103,789,435
ILG, Inc.	1,187,060	31,730,114
INC Research Holdings, Inc., Class A*	628,440	32,867,412
Ingredion, Inc.	801,395	96,680,293
Integrated Device Technology, Inc.*	1,491,918	39,655,181
InterDigital, Inc.	388,068	28,620,015
International Bancshares Corp.	605,555	24,282,756
International Speedway Corp., Class A	279,244	10,052,784
IPG Photonics Corp.*	421,241	77,954,859
ITT, Inc.	983,843	43,554,729
j2 Global, Inc.	540,397	39,924,530
Jabil, Inc.	2,003,942	57,212,544
Jack Henry & Associates, Inc.	865,759	88,991,368
Jack in the Box, Inc.	328,961	33,527,705
Janus Henderson Group PLC	2,016,574	70,257,438
JBG SMITH Properties*	1,043,981	35,714,590
JetBlue Airways Corp.*	3,677,144	68,137,478
John Wiley & Sons, Inc., Class A	498,217	26,654,609
Jones Lang LaSalle, Inc.	506,847	62,595,604
KB Home	931,709	22,472,821
KBR, Inc.	1,563,862	27,961,852
Kemper Corp.	544,969	28,883,357
Kennametal, Inc.	901,925	36,383,655
Keysight Technologies, Inc.*	2,072,419	86,336,975
Kilroy Realty Corp.	1,099,722	78,212,229
Kirby Corp.*	600,758	39,619,990
KLX, Inc.*	574,921	30,430,569
Knight-Swift Transportation Holdings, Inc.*	1,427,051	59,293,969
Knowles Corp.*	999,651	15,264,671

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2017

Common Stock	Shares	Value
Lamar Advertising Co., Class A	934,807	$64,062,324
Lamb Weston Holdings, Inc.	1,634,195	76,627,403
Lancaster Colony Corp.	217,886	26,172,466
Landstar System, Inc.	468,721	46,708,048
LaSalle Hotel Properties	1,265,790	36,733,226
Legg Mason, Inc.	973,187	38,255,981
Leidos Holdings, Inc.	1,589,084	94,105,555
Lennox International, Inc.	424,439	75,961,848
Liberty Property Trust	1,647,009	67,626,190
Life Storage, Inc.	520,598	42,590,123
LifePoint Health, Inc.*	448,497	25,967,977
Lincoln Electric Holdings, Inc.	692,635	63,500,777
Littelfuse, Inc.	253,933	49,740,396
LivaNova PLC*	484,764	33,962,566
Live Nation Entertainment, Inc.*	1,497,999	65,237,857
LogMeIn, Inc.	588,985	64,817,799
Louisiana-Pacific Corp.*	1,618,834	43,838,025
Mack-Cali Realty Corp.	1,004,470	23,815,984
Mallinckrodt PLC*	1,086,463	40,601,122
Manhattan Associates, Inc.*	770,605	32,034,050
ManpowerGroup, Inc.	746,088	87,904,088
MarketAxess Holdings, Inc.	420,211	77,533,131
Masimo Corp.*	534,238	46,243,641
Matador Resources Co.*	996,889	27,065,536
MAXIMUS, Inc.	725,237	46,777,786
MB Financial, Inc.	937,255	42,195,220
MDU Resources Group, Inc.	2,183,504	56,661,928
Medical Properties Trust, Inc.	4,070,467	53,445,232
Medidata Solutions, Inc.*	654,076	51,057,173
MEDNAX, Inc.*	1,046,105	45,108,048
Mercury General Corp.	408,128	23,136,777
Meredith Corp.	441,342	24,494,481
Michaels Cos., Inc.*	1,234,286	26,500,120
Microsemi Corp.*	1,291,024	66,461,916
Minerals Technologies, Inc.	392,342	27,718,962
Molina Healthcare, Inc.*	491,707	33,809,773
Monolithic Power Systems, Inc.	425,657	45,353,753
MSA Safety, Inc.	379,964	30,210,938
MSC Industrial Direct Co., Inc., Class A	504,241	38,105,492
MSCI, Inc.	1,006,863	117,702,284

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2017

Common Stock	Shares	Value
Murphy Oil Corp.	1,813,611	$48,169,508
Murphy USA, Inc.*	374,843	25,864,167
Nabors Industries Ltd.	3,195,261	25,785,756
National Fuel Gas Co.	955,982	54,118,141
National Instruments Corp.	1,196,306	50,448,224
National Retail Properties, Inc.	1,668,427	69,506,669
NCR Corp.*	1,358,373	50,966,155
NetScout Systems, Inc.*	1,001,036	32,383,514
New Jersey Resources Corp.	967,509	40,780,505
New York Community Bancorp, Inc.	5,467,634	70,477,802
New York Times Co., Class A	1,405,420	27,546,232
NewMarket Corp.	103,359	44,005,094
Nordson Corp.	567,597	67,260,244
NorthWestern Corp.	541,908	30,856,242
NOW, Inc.*	1,203,730	16,623,511
Nu Skin Enterprises, Inc., Class A	556,373	34,205,812
NuVasive, Inc.*	567,989	31,500,670
NVR, Inc.*	38,929	111,142,295
Oceaneering International, Inc.	1,098,661	28,861,824
Office Depot, Inc.	5,795,792	26,312,895
OGE Energy Corp.	2,232,695	80,444,001
Old Dominion Freight Line, Inc.	764,490	84,177,994
Old Republic International Corp.	2,741,677	53,983,620
Olin Corp.	1,858,769	63,662,838
Omega Healthcare Investors, Inc.	2,205,158	70,366,592
ONE Gas, Inc.	584,368	43,032,859
Orbital ATK, Inc.	644,058	85,762,763
Oshkosh Corp.	836,591	69,052,222
Owens & Minor, Inc.	684,509	19,987,663
Owens-Illinois, Inc.*	1,820,957	45,815,278
PacWest Bancorp	1,342,139	67,791,440
Papa John's International, Inc.	297,210	21,717,135
Patterson-UTI Energy, Inc.	2,385,258	49,947,303
PBF Energy, Inc., Class A	1,226,313	33,858,502
Pinnacle Financial Partners, Inc.	824,695	55,213,330
Pitney Bowes, Inc.	2,087,108	29,240,383
Plantronics, Inc.	375,728	16,614,692
PNM Resources, Inc.	890,533	35,888,480
Polaris Industries, Inc.	650,452	68,056,793
PolyOne Corp.	914,437	36,604,914

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2017

Common Stock	Shares	Value
Pool Corp.	460,875	$49,852,849
Post Holdings, Inc.*	739,638	65,287,846
Potlatch Corp.	454,010	23,154,510
Prestige Brands Holdings, Inc.*	592,542	29,680,429
Primerica, Inc.	501,826	40,923,910
Prosperity Bancshares, Inc.	776,890	51,064,980
PTC, Inc.*	1,292,501	72,741,956
QEP Resources, Inc.*	2,688,840	23,043,359
Quality Care Properties, Inc.*	1,048,797	16,256,353
Rayonier, Inc.	1,441,116	41,633,842
Regal Beloit Corp.	498,594	39,388,926
Reinsurance Group of America, Inc.	721,045	100,607,409
Reliance Steel & Aluminum Co.	815,068	62,083,730
RenaissanceRe Holdings Ltd.	450,353	60,860,705
Rollins, Inc.	1,072,432	49,482,012
Rowan Cos. PLC, Class A*	1,270,240	16,322,584
Royal Gold, Inc.	730,492	62,851,531
RPM International, Inc.	1,492,937	76,647,386
Ryder System, Inc.	592,352	50,083,361
Sabra Health Care REIT, Inc.	1,965,996	43,133,953
Sabre Corp.	2,331,794	42,205,472
Sally Beauty Holdings, Inc.*	1,468,764	28,758,399
Sanderson Farms, Inc.	223,758	36,141,392
Science Applications International Corp.	488,635	32,665,249
Scotts Miracle-Gro Co.	457,127	44,496,742
SEI Investments Co.	1,467,155	89,584,484
Senior Housing Properties Trust	2,655,746	51,919,835
Sensient Technologies Corp.	490,423	37,723,338
Service Corp. International	2,093,247	72,217,021
Signature Bank*	614,610	78,694,664
Silgan Holdings, Inc.	826,338	24,319,128
Silicon Laboratories, Inc.*	475,675	38,006,432
Six Flags Entertainment Corp.*	890,866	54,289,374
Skechers U.S.A., Inc., Class A*	1,496,849	37,555,942
SLM Corp.*	4,824,715	55,339,481
SM Energy Co.	1,144,354	20,300,840
Snyder's-Lance, Inc.	950,715	36,260,270
Sonoco Products Co.	1,111,249	56,062,512
Sotheby's*	418,087	19,277,991
Southwest Gas Holdings, Inc.	531,979	41,292,210

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2017

Common Stock	Shares	Value
Southwestern Energy Co.*	5,692,520	$34,781,298
Sprouts Farmers Market, Inc.*	1,409,656	26,459,243
Steel Dynamics, Inc.	2,681,785	92,441,129
STERIS PLC	949,554	83,940,574
Sterling Bancorp*	2,514,339	61,978,456
Stifel Financial Corp.	763,706	40,827,723
Superior Energy Services, Inc.*	1,708,666	18,248,553
SVB Financial Group*	589,109	110,216,403
Synaptics, Inc.*	376,799	14,762,985
SYNNEX Corp.	325,963	41,237,579
Synovus Financial Corp.	1,358,395	62,567,674
Take-Two Interactive Software, Inc.*	1,190,986	121,754,499
Tanger Factory Outlet Centers, Inc.	1,061,633	25,925,078
Taubman Centers, Inc.	678,694	33,731,092
TCF Financial Corp.	1,918,795	32,696,267
Tech Data Corp.*	387,915	34,466,248
TEGNA, Inc.	2,405,001	32,058,663
Teledyne Technologies, Inc.*	395,034	62,881,512
Teleflex, Inc.	503,514	121,835,283
Telephone & Data Systems, Inc.	1,025,634	28,604,932
Tempur Sealy International, Inc.*	512,916	33,093,340
Tenet Healthcare Corp.*	901,746	14,815,687
Teradata Corp.*	1,408,682	47,599,364
Teradyne, Inc.	2,211,765	82,476,717
Terex Corp.	949,521	42,747,436
Texas Capital Bancshares, Inc.*	554,529	47,578,588
Texas Roadhouse, Inc.	730,604	35,901,881
Thor Industries, Inc.	546,760	68,842,552
Timken Co.	765,853	37,182,163
Toll Brothers, Inc.	1,700,760	70,530,518
Tootsie Roll Industries, Inc.	214,209	8,139,942
Toro Co.	1,206,515	74,876,321
Transocean Ltd.*	4,373,411	47,057,902
TreeHouse Foods, Inc.*	639,362	43,303,988
TRI Pointe Group, Inc.*	1,691,962	23,365,995
Trimble, Inc.*	2,830,224	111,086,292
Trinity Industries, Inc.	1,691,940	53,972,886
Trustmark Corp.	757,346	25,083,299
Tupperware Brands Corp.	568,829	35,165,009

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2017

Common Stock	Shares	Value
Tyler Technologies, Inc.*	387,859	$67,611,581
UGI Corp.	1,938,325	90,829,909
Ultimate Software Group, Inc.*	316,796	60,064,521
UMB Financial Corp.	492,032	36,651,464
Umpqua Holdings Corp.	2,461,954	48,032,722
United Bankshares, Inc.	1,173,477	43,594,671
United Natural Foods, Inc.*	565,876	23,534,783
United States Steel Corp.	1,952,703	50,106,359
United Therapeutics Corp.*	485,694	56,918,480
Uniti Group, Inc.	1,843,820	27,030,402
Urban Edge Properties	1,183,383	28,543,198
Urban Outfitters, Inc.*	908,667	21,717,141
Valley National Bancorp	2,951,213	35,562,117
Valmont Industries, Inc.	252,567	39,930,843
Valvoline, Inc.	2,265,352	53,122,504
Vectren Corp.	927,707	61,015,290
VeriFone Systems, Inc.*	1,250,329	25,356,672
Versum Materials, Inc.	1,216,343	47,218,435
ViaSat, Inc.*	603,173	38,796,087
Vishay Intertechnology, Inc.	1,499,522	28,191,013
Wabtec Corp.	955,064	72,346,097
Washington Federal, Inc.	992,227	33,388,439
Washington Prime Group, Inc.	2,076,857	17,300,219
Watsco, Inc.	339,659	54,708,875
Webster Financial Corp.	1,029,401	54,095,022
Weingarten Realty Investors	1,335,219	42,379,852
WellCare Health Plans, Inc.*	497,612	85,459,884
Wendy's Co.	2,041,382	31,702,663
Werner Enterprises, Inc.	500,964	18,310,234
West Pharmaceutical Services, Inc.	827,345	79,640,230
Westar Energy, Inc.	1,588,066	78,768,074
WEX, Inc.*	446,093	50,060,557
WGL Holdings, Inc.	572,629	48,215,361
Williams-Sonoma, Inc.	891,115	44,430,994
Wintrust Financial Corp.	623,957	48,862,073
Woodward, Inc.	616,969	47,882,965
World Fuel Services Corp.	765,730	25,965,904
Worthington Industries, Inc.	500,408	23,018,768
WPX Energy, Inc.*	4,448,017	51,152,195

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2017

Common Stock	Shares	Value
WR Berkley Corp.	1,071,148	$71,488,418
Zebra Technologies Corp., Class A*	593,748	64,469,158
Total Investments (Cost $19,382,232,660)		$18,777,765,558

*  Non-income producing security for the year ended September 30, 2017.

The securities of the Trust's investment portfolio categorized by industry group, as a percentage of total net assets at value, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,715,507,116	9.11%
Banks	1,560,548,668	8.29%
Software	1,102,927,868	5.86%
Retail	952,294,270	5.06%
Insurance	817,843,604	4.34%
Commercial Services	743,971,518	3.95%
Electronics	733,513,057	3.90%
Healthcare - Products	628,607,194	3.34%
Oil & Gas	616,441,760	3.27%
Chemicals	575,708,843	3.06%
Machinery - Diversified	546,423,476	2.90%
Computers	546,150,984	2.90%
Food	536,114,557	2.84%
Electric	486,970,889	2.58%
Gas	478,703,424	2.54%
Semiconductors	458,538,047	2.44%
Diversified Financial Services	389,393,986	2.07%
Transportation	349,100,560	1.85%
Miscellaneous Manufacturing	341,516,307	1.81%
Home Builders	327,494,846	1.74%
Healthcare - Services	299,939,473	1.59%
Iron / Steel	283,464,860	1.51%
Telecommunications	278,851,005	1.48%
Media	261,653,741	1.39%
Aerospace/Defense	257,247,540	1.36%
Biotechnology	233,376,065	1.24%
Electrical Components & Equipment	224,174,681	1.19%
Building Materials	208,440,279	1.11%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2017

Industry Classification	Value	Percentage
Pharmaceuticals	$202,901,699	1.08%
Engineering & Construction	194,010,247	1.03%
Packaging & Containers	189,368,191	1.01%
Savings & Loans	165,844,697	0.88%
Housewares	154,538,072	0.82%
Hand / Machine Tools	139,273,358	0.74%
Entertainment	137,086,051	0.73%
Oil & Gas Services	131,084,622	0.70%
Leisure Time	123,572,932	0.66%
Shipbuilding	114,954,757	0.61%
Apparel	114,839,805	0.61%
Machinery - Construction & Mining	111,799,657	0.59%
Distribution / Wholesale	104,561,724	0.55%
Metal Fabricate / Hardware	100,131,774	0.53%
Mining	87,393,012	0.46%
Real Estate	86,531,581	0.46%
Airlines	68,137,478	0.36%
Auto Parts & Equipment	67,048,887	0.35%
Water	65,920,385	0.35%
Environmental Control	63,180,401	0.34%
Cosmetics / Personal Care	57,810,292	0.31%
Office Furnishings	44,445,833	0.24%
Energy - Alternate Sources	41,776,263	0.22%
Coal	39,212,000	0.21%
Home Furnishings	33,093,340	0.18%
Lodging	31,730,114	0.17%
Forest Products & Paper	30,361,979	0.16%
Household Products / Wares	29,494,131	0.16%
Office / Business Equipment	29,240,383	0.16%
Trucking & Leasing	26,634,980	0.14%
Internet	21,292,656	0.11%
Beverages	15,575,639	0.08%
Total Investments	18,777,765,558	99.72%
Other Assets in Excess of Liabilities	52,611,769	0.28%
Net Assets	18,830,377,327	100%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statement of Assets and Liabilities

September 30, 2017
Assets:
Investments in securities of unaffiliated issuers, at value (cost $19,382,232,660)	$18,777,765,558
Cash	138,977,325
Receivable from Units created	130,383,142
Dividend receivable	18,325,902
Receivable from securities sold	149,633,428
Total Assets	$19,215,085,355
Liabilities:
Payable for securities purchased	$254,692,877
Distribution payable	81,842,037
Payable for Units redeemed	24,481,991
Payable to Sponsor	17,737,515
Accrued Trustee fees	3,271,338
License fee payable	2,187,663
Other accrued expenses	494,607
Total liabilities	384,708,028
Net Assets	$18,830,377,327
Net assets presented by:
Interest in Unitholders (57,686,128 units of fractional undivided interest (Units) outstanding; unlimited units authorized)
Paid-in capital	$20,903,252,862
Distributions in excess of net investment income	(43,423,095)
Accumulated net realized loss on investments	(1,424,985,338)
Net unrealized depreciation of investments	(604,467,102)
Net Assets	$18,830,377,327
Units of beneficial interest outstanding, no par value, unlimited Units authorized:	57,686,128
Net asset value per Unit:	$326.43

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Operations

	Year Ended September 30,
	2017	2016	2015
Investment Income
Dividend income from unaffiliated issuers	$264,562,647	$260,595,192	$235,440,730
Expenses:
Printing and distributions expenses	19,650,949	17,898,568	18,586,056
Trustee fees and expenses	19,133,742	16,005,600	16,072,614
License fees	5,613,609	4,650,381	4,715,074
Legal fees	125,002	170,000	79,709
Audit fees	114,974	111,594	106,974
Other fees and expenses	145,895	121,123	129,370
Total expenses	44,784,171	38,957,266	39,689,797
Less: voluntary fee reduction by the Trustee (see Note 3)	(739,417)	(204,088)	(397,514)
Net expenses	44,044,754	38,753,178	39,292,283
Net Investment Income	$220,517,893	$221,842,014	$196,148,447
Realized and unrealized gains (losses) on investments of unaffiliated issuers:
Net realized losses	$(137,308,970)	$(427,716,335)	$(195,454,161)
Net realized gains from in-kind redemptions	1,763,132,843	1,193,675,327	1,741,542,129
Net realized gains	1,625,823,873	765,958,992	1,546,087,968
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,033,301,746	1,153,929,850	(1,648,480,492)
Net realized and unrealized gains (losses) on investments and short sales	2,659,125,619	1,919,888,842	(102,392,524)
Net increase (decrease) in net assets resulting from operations	$2,879,643,512	$2,141,730,856	$93,755,923

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2017	2016	2015
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$220,517,893	$221,842,014	$196,148,447
Net realized gains on investments and in-kind redemptions	1,625,823,873	765,958,992	1,546,087,968
Net increase (decrease) in unrealized appreciation (depreciation) on investments	1,033,301,746	1,153,929,850	(1,648,480,492)
Net increase in net assets resulting from operations	2,879,643,512	2,141,730,856	93,755,923
Dividends and Distributions to Unitholders from:
Net investment income	(239,114,371)	(225,298,124)	(205,821,591)
Unitholder Transactions:
Proceeds from subscriptions of Units	15,346,405,991	24,239,786,617	23,315,782,316
Reinvestment of dividends and distributions	682,830	471,049	163,887
Less: Redemptions of Units	(16,352,971,553)	(23,195,470,152)	(22,799,472,207)
Increase (decrease) in net assets due to Unitholder transactions	(1,005,882,732)	1,044,787,514	516,473,996
Total increase	1,634,646,409	2,961,220,246	404,408,328
Net Assets
Beginning of year	17,195,730,918	14,234,510,672	13,830,102,344
End of year	$18,830,377,327	$17,195,730,918	$14,234,510,672
Distributions in excess of net investment income	$(43,423,095)	$(24,036,012)	$(19,307,629)

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Financial Highlights

	Year Ended September 30,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$282.20	$248.94	$249.39	$226.19	$180.07
Investment Operations:
Net investment income*	3.63	3.77	3.34	2.83	2.77
Net realized and unrealized gain (loss) on investments	44.56	33.27	(0.28)	23.10	46.06
Total from investment operations	48.19	37.04	3.06	25.93	48.83
Less Distributions from:
Net investment income	(3.96)	(3.78)	(3.51)	(2.73)	(2.71)
Net asset value, end of year	$326.43	$282.20	$248.94	$249.39	$226.19
Total investment return**	17.12%	14.97%	1.19%	11.45%	27.25%
Ratios and Supplemental Data
Net assets, end of year (000's omitted)	$18,830,377	$17,195,731	$14,234,511	$13,830,102	$14,030,047
Ratio to average net assets:
Ratio of expenses to average net assets(1)	0.24%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(1)	1.18%	1.43%	1.25%	1.15%	1.35%
Portfolio turnover rate(2)	23.45%	24.50%	22.28%	16.68%	13.58%

(1)  Net of voluntary fee reduction by the Trustee, if any. Before voluntary fee reduction by the Trustee, the net investment income and expenses to average net assets ratios would have been 1.18% and 0.24% for the year ended September 30, 2017, 1.43% and 0.25% for the year ended September 30, 2016, 1.25% and 0.25% for the year ended September 30, 2015, 1.15% and 0.25% for the year ended September 30, 2014, 1.35% and 0.25% for the year ended September 30, 2013. (See Note 3)

(2)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of Units.

*  Per Unit amounts have been calculated using the average share method.

**  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. It excludes the offset of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Trust in the secondary market.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Notes to Financial Statements
September 30, 2017

Note 1 — Organization

SPDR® S&P MidCap 400® ETF Trust (the "Trust") is a unit investment trust that issues securities called "Units." The Trust is organized under New York law and is governed by a trust agreement between The Bank of New York Mellon (formerly, The Bank of New York) (the "Trustee") and PDR Services LLC (the "Sponsor"), dated and executed as of April 27, 1995, as amended (the "Trust Agreement"). The Trust is an investment company registered under the Investment Company Act of 1940, as amended. Units represent an undivided ownership interest in a portfolio of all of the common stocks of the Standard & Poor's MidCap 400 IndexTM (the "Index").

The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. ("ICE"). ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol "ICE."

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services Investment Companies.

Security Valuation - Trust securities are generally valued based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange deemed to be the principal market for the security or, if there is no such appropriate closing sale price on such exchange, at the closing bid price (unless the Trustee deems such price inappropriate as a basis for evaluation). If the securities are not listed or, if so listed and the principal market for the securities is other than on such exchange or there is no such closing bid price available, such evaluation shall generally be made by the Trustee in good faith based on the closing price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, (a) on current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the securities in good faith on the bid side of the market or (d) by any combination thereof.

The Trust follows the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

The guidance establishes three levels of inputs that may be used to measure fair value:

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Trust's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investment in Securities
Common Stocks	$18,777,765,558	$—	$—	$18,777,765,558
Total	$18,777,765,558	$—	$—	$18,777,765,558

Transfers between levels are recognized at the beginning of the reporting period.

There were no transfers between levels during the year ended September 30, 2017.

Investment Risk - The Trust's investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that those changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security's issuer was in financial trouble unless that security was removed from the Index.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts ("REITs") are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The portion of dividend attributable to the return of capital is recorded against the cost basis of the security. The Trust records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates. If actual amounts are not available, then actual amounts of income, realized gain and return of capital may differ from the estimated amounts.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually, unless offset by available capital loss carryforwards.

U.S. Federal Income Tax - For U.S. federal income tax purposes, the Trust has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (a "RIC"), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its "investment company taxable income" determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Trustee has reviewed the tax positions for the tax years subject to audit as of September 30, 2017, and has determined that no provision for income taxes is necessary for the year ended September 30, 2017. The tax returns of the Trust's 2014, 2015 and 2016 tax years and the year ended September 30, 2017 remain subject to audit. The Trust has not recognized any tax liabilities relating to tax positions considered to be uncertain tax positions for the current year or prior years.

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of all required regulatory reports. The

Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of large blocks of 25,000 Units (known as "Creation Units"), and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index. For these services, the Trustee receives a fee based on the following annual rates:

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust
$0-$500,000,000*	0.14	% per annum
$500,000,001-$1,000,000,000*	0.12	% per annum
$1,000,000,001 and above*	0.10	% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated.

The Trustee has voluntarily agreed to reduce its fee for the years ended September 30, 2017, 2016 and 2015 as disclosed in the Statements of Operations. The amount of the reduction equals the daily Federal Funds Rate, as published in the Wall Street Journal, multiplied by the daily balance of the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The Trustee reserves the right to discontinue this voluntary fee reduction in the future.

In accordance with the Trust Agreement and under the terms of an exemptive order issued by the Securities and Exchange Commission, dated January 18, 1995, the Sponsor is reimbursed by the Trust for certain expenses, to the extent such expenses do not exceed 0.30% per annum of the daily net asset value of the Trust as calculated by the Trustee. The expenses reimbursed to the Sponsor for the years ended September 30, 2017, 2016 and 2015 did not exceed 0.30% per annum.

Note 4 — Trust Transactions in Units

Transactions in Trust Units were as follows:

	Year Ended September 30, 2017		Year Ended September 30, 2016
	Units	Amount	Units	Amount
Units sold	49,975,346	$15,346,405,991	93,075,589	$24,239,786,617
Dividend reinvestment Units issued	2,306	682,830	1,731	471,049
Units redeemed	(53,225,000)	(16,352,971,553)	(89,325,000)	(23,195,470,152)
Net increase/(decrease)	(3,247,348)	$(1,005,882,732)	3,752,320	$1,044,787,514

	Year Ended September 30, 2015
	Units	Amount
Units sold	88,975,000	$23,315,782,316
Dividend reinvestment Units issued	1,290	163,887
Units redeemed	(87,250,000)	(22,799,472,207)
Net increase	1,726,290	$516,473,996

Except under the Trust's dividend reinvestment plan, Units are issued and redeemed by the Trust for authorized participants only in Creation Units. Such transactions are permitted only on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per Unit of the Trust on the transaction date. The transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the "Transaction Fee") is non-refundable, regardless of the net asset value of the Trust. The Transaction Fee is the lesser of $3,000 or 0.20% (20 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit may be charged per Creation Unit per day. During the year ended September 30, 2017, the Trustee earned $1,101,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers of such fees for the year ended September 30, 2017.

At September 30, 2017, the Trustee and its affiliates held $2,530,020,197 or 13.44% of fractional undivided interest in the Trust.

Note 5 — Investment Transactions

For the year ended September 30, 2017, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $15,284,340,229, $16,286,474,119, $4,381,522,037, and $4,375,036,462, respectively.

Note 6 — U.S. Federal Income Tax Status

The following details the distributions and net distributable earnings as of September 30, 2017. The components of distributable earnings for tax purposes differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, distribution payable, post-October losses deferred and amortization of license fees.

The tax composition of dividends paid during the years ending September 30, 2017, September 30, 2016 and September 30, 2015 was ordinary income.

At September 30, 2017, the Trust's cost of investments for federal income tax purposes and unrealized appreciation (depreciation) was as follows:

Cost of investments for federal income tax purposes	$19,467,499,491
Gross unrealized appreciation	$1,160,348,755
Gross unrealized depreciation	(1,850,082,688)
Net unrealized depreciation	$(689,733,933)
Distributable earnings, ordinary income	$65,299,229
Capital loss carryforwards expiring:
9/30/2018	$709,669,042
Short-term capital loss carryforwards (no expiration):	$4,183,020
Long Term Losses (no expiration):	$54,235,642

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses from Trust fiscal years ending on or after September 30, 2012 can be carried forward for an unlimited period, but capital losses with an expiration period (i.e., capital losses from Trust fiscal years ending on or before September 30, 2011) may not be used to offset capital gains until all net capital losses without an expiration date (i.e., capital losses from Trust fiscal years ending on or after September 30, 2012) have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

During the year ended September 30, 2017, $61,228,567 of capital loss carryforwards expired. To the extent that capital losses are used to offset future capital gains, it is probable that the offset gains will not be distributed to Unitholders.

At September 30, 2017, the Trust deferred $571,630,803 of capital losses arising subsequent to October 31, 2016. For tax purposes, such losses will be reflected in the year ending September 30, 2018.

As of September 30, 2017, the Trust had permanent book/tax differences primarily attributable to gains or losses from in-kind redemptions, expired capital loss carryforwards and distributions received from REITs. To reflect reclassifications arising from these differences, distributions in excess of net investment income were increased by $790,605, accumulated net realized loss on investments were increased by $1,548,248,102 and paid-in capital was increased by $1,549,038,707.

Note 7 — Representations and Indemnifications

In the normal course of business, the Trustee or the Sponsor, on behalf of the Trust, may enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims which may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8 — Related Party Transactions

From 1999 until April 1, 2014, the Trustee directed all portfolio securities transactions for the Trust to BNY ConvergExecution Solutions, LLC ("ConvergEx"), an affiliate of the Trustee. During the fiscal year ended September 30, 2014 the Trust paid $882,665 in commissions on trades to ConvergEx. During the period from April 1, 2014 through September 30, 2017, the Trustee used BNY Mellon Capital Markets, LLC ("BNYMellon CM"), an indirect-wholly-owned subsidiary of The Bank of New York Mellon Corporation, to execute some brokerage transactions for the Trust. During the fiscal years ended September 30, 2017, 2016 and 2015, the Trust paid $975,074, $853,328 and $752,801 in commissions to BNYMellon CM, respectively.

Note 9 — License Agreement and Distribution Expenses

A license agreement between State Street Global Advisors Funds Distributors, LLC ("SSGA FD") and S&P (the "License Agreement") grants SSGA FD a license to use the Index as a basis for determining the composition of the portfolio of all the common stocks of the Index. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. have each received a sublicense from SSGA FD for the use of the Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of Units.

Currently, the License Agreement is scheduled to terminate on April 27, 2020, but its term may be extended beyond such date without the consent of any of the owners of Units.

In addition, the following distribution expenses are or may be charged to the Trust: (a) reimbursement to the Sponsor of amounts paid by it to S&P in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of Units; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing Units and the Trust (including, but not limited to, associated legal, consulting, advertising, and marketing costs and other out-of-pocket expenses such as printing). With respect to the marketing expenses described in item (c) above, the Sponsor has entered into an agreement with SSGA FD, pursuant to which SSGA FD has agreed to market and promote the Trust. SSGA FD is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust by the Trustee in an amount equal to the actual costs incurred, but in no case shall such charges exceed 0.30% per annum of the daily net asset value of the Trust. These distribution expenses are presented on the Trust's Statements of Operations.

Note 10 — Subsequent Event

The Trustee has evaluated the impact of all subsequent events of the Trust through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustments or disclosure in the financial statements.

Note 11 — Pending Litigation

The Trust and multiple other unrelated institutions and individuals had been named as defendants in an adversary proceeding pending in the U.S. Bankruptcy Court for the Southern District of New York (Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al., Adv. Pro. No. 10-04609; the "Creditor Trust Action"). In addition, two separate adversary proceedings had been brought in the same Bankruptcy Court against putative defendant classes (Weisfelner, as Trustee of the LB Litigation Trust v. Hofman, at al., Adv. Pro. No. 10-05525; the "Litigation Trust Action"; Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, et al., Adv. Pro. No. 12-1570; the "Reichman Actions" and, collectively with the Creditor Trust Action and the Litigation Trust Action, the "Shareholder Actions"); the Trust had not been specifically named in these putative class actions.

In the Shareholder Actions, plaintiffs had alleged that payments made to shareholders of Lyondell Chemical Company ("Lyondell") in connection with the acquisition of Lyondell by Basell AF S.C.A. ("Basell") in a cash-out merger (the "Merger") in December 2007 constituted constructive and/or intentional "fraudulent transfers" under applicable law, and sought to recover from the former Lyondell shareholders the merger consideration received for their shares. The Creditor Trust Action and Reichman Actions asserted state law claims for both intentional and constructive fraudulent transfer, while the Litigation Trust Action asserted a single federal law claim for intentional fraudulent transfer.

On April 21, 2017, following a trial in a companion litigation brought by the Trustee of the other purchasers involved in the Merger (the "Action"), the Bankruptcy Court granted judgment for the defendants on the intentional and constructive fraudulent transfer claims, concluding that plaintiff had not established that the Merger left Lyondell insolvent or that Lyondell's CEO intended the merger to hinder, delay or defraud Lyondell's creditors. Given that the Bankruptcy Court's findings of fact in the companion litigation appeared inconsistent with plaintiffs' allegations in the Shareholder Actions, and that plaintiffs would therefore likely be precluded from re-litigating these issues in the Shareholder Actions, plaintiffs agreed to dismiss these lawsuits.

Accordingly, on September 5, 2017, the Bankruptcy Court dismissed all three Shareholder Actions, with prejudice, and against all named and unnamed defendants. Plaintiffs consented to these dismissals, and these litigations have therefore now concluded.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of SPDR S&P MidCap 400 ETF Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SPDR S&P MidCap 400 ETF Trust as of September 30, 2017, the results of its operations for each of the three years then ended, the changes in its net assets for each of the three years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of September 30, 2017 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 16, 2018

TAX INFORMATION
(Unaudited)

For U.S. federal income tax purposes, the percentage of Trust dividend distributions that qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2017 is 100.0%.

For the fiscal year ended September 30, 2017, all dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and subject to a maximum U.S. federal income tax rate of 20% in the case of certain non-corporate shareholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2017 Form 1099-DIV.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2017
(Unaudited)

Total Trust Assets:	$19,215,085,355
Trust Net Assets:	$18,830,377,327
Number of Units:	57,686,128
Fractional Undivided Interest in Trust Represented by each Unit:	1/57,686,128
Record Date:	Effective September 5, 2017, quarterly, on the first (1st) Business Day after the third Friday in each of March, June, September and December.
Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.
Trustee's Annual Fee:	From 0.10% to 0.14%, based on the net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee.
Estimated Ordinary Operating Expenses of the Trust:	0.25% (inclusive of Trustee's annual fee)
Net Asset Value per Unit (based on the value of the securities, other net assets of the Trust and number of Units outstanding):	$326.43
Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange LLC (ordinarily 4:00 p.m. New York time).
Licensor:	Standard & Poor's Financial Services LLC, a division of The McGraw-Hill Companies, Inc.
Mandatory Termination Date:*

The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Trust Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	The Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*  The Trust Agreement became effective and the initial deposit was made on April 27, 1995.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2017

SPDR S&P MidCap 400 ETF Trust
Frequency Distribution of Discounts and Premiums
Bid/Ask Price vs. Net Asset Value (NAV)
(Unaudited)

Five Year Period Ending 9/30/2017

Premium/Discount Range	Number of Trading Days	Percentage of Total Trading Days
Greater than 0.25%	0	0.00%
Between zero and 0.25%	636	50.56%
Bid/Ask Price Equal to NAV	8	0.63%
Between zero and -0.25%	614	48.81%
Less than -0.25%	0	0.00%
Total:	1,258	100.00%

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)(2)
From Inception to 9/30/17 (Unaudited)

Cumulative Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	17.12%	93.15%	129.74%	1,121.50%
Return Based on Bid/Ask Price	17.05%	93.25%	129.44%	1,121.13%
S&P MidCap 400 Index	17.12%	93.15%	129.74%	1,121.50%

Annualized Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	17.12%	14.07%	8.67%	11.81%
Return Based on Bid/Ask Price	17.05%	14.08%	8.66%	11.80%
S&P MidCap 400 Index	17.12%	14.07%	8.67%	11.81%

(1)  Since December 1, 2008 the Bid/Ask Price was the midpoint of the NYSE Arca Bid/Ask price at the time the Trust's NAV was calculated. From April 1, 2001 to November 28, 2008, the Bid/Ask Price was the midpoint of the Bid/Ask price on NYSE Amex (formerly the American Stock Exchange and now NYSE MKT), ordinarily 4:00 p.m. Prior to April 1, 2001, the Bid/Ask Price was the midpoint of the Bid/Ask price on the close of trading on the American Stock Exchange, ordinarily 4:15 p.m.

(2)  The Cumulative and Annualized Total Return for the Trust and the Index are calculated from the Trust's inception date of April 27, 1995.

SPDR S&P MidCap 400 ETF Trust
(Unaudited)

Sponsor

PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

Legal Counsel

Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, NY 10017